Earnings per Unit and Cash Distributions - Additional Information (Details) - shares	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2020
Series A Preferred Stock
Distribution Made to Limited Partner
Potentially dilutive preferred units					3,750,000
IDR Holders | Maximum
Distribution Made to Limited Partner
Required percentage of operating surplus distribution	48.00%	48.00%	48.00%	48.00%
Common Units [Member] | Public
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding	24,036,226				24,036,226
Common Units [Member] | KNOT [Member]
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding	8,567,500				8,567,500
Public | Partnership [Member]
Distribution Made to Limited Partner
Percentage of limited partner interest					73.50%
KNOT [Member] | Partnership [Member]
Distribution Made to Limited Partner
Percentage of limited partner interest					26.20%
KNOT [Member] | KNOT [Member]
Distribution Made to Limited Partner
Number of general partner units outstanding	615,117				615,117
KNOT [Member] | Common Units [Member] | KNOT [Member]
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding	90,368				90,368
KNOT [Member] | Partnership [Member]
Distribution Made to Limited Partner
Percentage of limited partner interest					0.30%
Percentage of general partner interest					1.85%